CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Summary of Brookfield Renewables cash and cash equivalents	Brookfield Renewable’s cash and cash equivalents as at December 31 are as follows:

(MILLIONS)	2020	2019
Cash	$422	$327
Short-term deposits	9	25
	$431	$352